Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Profit for the period	$ 35,742	$ 50,023
Adjustments for:
Depreciation	44,211	41,484
Impairment loss on vessels	28,027
Financial costs	18,559	18,531
Financial income	(260)	(23)
Gain on derivatives	(6,223)	(916)
Share-based compensation	463	167
Adjusted profit	120,519	109,266
Movements in working capital	1,662	3,751
Net cash provided by operating activities	122,181	113,017
Cash flows from investing activities:
Payments for tangible fixed assets additions	(1,219)	(12,241)
Financial income received	123	23
Purchase of short-term cash deposits	(10,000)	(2,500)
Net cash used in investing activities	(11,096)	(14,718)
Cash flows from financing activities:
Borrowings repayments	(51,746)	(54,838)
Principal elements of lease payments	(5,151)	(224)
Interest paid	(18,646)	(21,384)
Release of cash collateral for interest rate swaps		280
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)	16	10,205
Repurchases of preference units	(18,742)
Payment of offering costs	(20)	(124)
Distributions paid (including common and preference)	(15,054)	(16,134)
Net cash used in financing activities	(109,343)	(82,219)
Increase in cash and cash equivalents	1,742	16,080
Cash and cash equivalents, beginning of the period	145,530	103,736
Cash and cash equivalents, end of the period	$ 147,272	$ 119,816